Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THE ALGER INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2023